Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The Company’s consolidated balance sheets include the following assets and liabilities of these VIEs:

(in thousands)	December 31, 2024	December 31, 2023
Cash	$737	805
Property and equipment, net	61,769	69,815
Long-term notes payable, current portion	7,690	3,087
Long-term notes payable, non-current portion	29,619	37,404

The Company’s consolidated statements of operations and comprehensive loss include the following expenses of these VIEs:

	Year Ended December 31,
(in thousands)	2024	2023
Interest expense	$1,981	$2,147
Depreciation and amortization	6,049	7,519